PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 10,418	$ 3,851
Insurance and licenses	309	846
Deposits	2,231	1,921
Contract acquisition and fulfillment costs	1,529	880
Other	4,769	4,205
Prepaids and other	19,256	11,703
Deferred contract acquisition and fulfillment costs	$ 357	$ 959